Income Taxes - Summary of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets
Allowance for loan losses	$ 3,056	$ 2,848
Deferred compensation	1,217	1,213
Intangible assets	475	95
Purchase accounting adjustments	566
Net operating loss carryforward	1,374
Other	364	141
Deferred tax asset	7,052	4,297
Deferred tax liabilities
Tax depreciation in excess of book depreciation	(556)	(275)
Discount accretion on securities	(31)	(43)
Purchase accounting adjustments		(536)
FHLB stock dividends	(1,053)	(1,053)
Unrealized gain on securities available for sale	(624)	(847)
Pension costs	(469)	(293)
Prepaids	(301)	(320)
BOLI	(337)
Other	(271)	(166)
Deferred tax liability	(3,642)	(3,533)
Net deferred tax asset	$ 3,410	$ 764